RETIREMENT BENEFIT OBLIGATION (Details 2) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Present value of unfunded obligations	$ 1,922	$ 2,180
Present Value of Obligations in excess of Plan Assets	$ 1,922	$ 2,180